Commitments, contingencies and guarantees - Disclosure of Minimum Payments Under Long-Term Service and Other Agreements (Details)	Sep. 30, 2019 CAD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum payments due under long-term service and other agreements	$ 211,845,000
Less than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum payments due under long-term service and other agreements	113,840,000
Between one and two years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum payments due under long-term service and other agreements	79,252,000
Between two and five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum payments due under long-term service and other agreements	$ 18,753,000